THE ALGER DEFINED CONTRIBUTION TRUST

     I, the undersigned duly elected officer of The Alger Defined Contribution Trust, do hereby certify that (i) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed February 27, 1996, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certificate on this 1st day of March 1996.


                                   THE ALGER DEFINED CONTRIBUTION TRUST


                                   By:    Mary Marsden-Cochran
                                      -----------------------------------
                                          Mary Marsden-Cochran
                                          Secretary